Equity Award Plans (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Fair Value Assumptions Used for Stock Options

The following table summarizes the assumptions used in the Black-Scholes option-pricing model to determine fair value of our stock options:

Year Ended December 31,
	2011	2012	2013

Fair value of common stock	$0.57 – $1.65	$1.65 – $5.44	$6.05 – $42.37
Risk-free interest rate	1.0% – 2.8%	0.2% – 3.4%	0.6% – 2.1%
Expected term (in years)	5 – 7	1 – 6	4 – 6
Volatility	51% – 52%	49% – 53%	46% – 54%
Dividend yield	—%	—%	—%

Schedule of Fair Value Assumptions Used for ESPP

The following table summarizes the assumptions used in the Black-Scholes option-pricing model to determine fair value of our common shares to be issued under the ESPP:

	Year Ended December 31,
	2012	2013
Fair value of common stock	NA	$20.00
Risk-free interest rate	NA	0.1%
Expected term (in years)	NA	0.7 – 1.2
Volatility	NA	42% – 45%
Dividend yield	NA	—%

Schedule of Share-based Compensation Expense

Total stock-based compensation expense related to stock options, restricted stock units and awards, and ESPP, is included in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2011	2012	2013
Cost of product revenue	$31	$115	$469
Cost of subscription and services revenue	8	55	2,341
Research and development	148	1,465	6,958
Sales and marketing	360	1,672	10,748
General and administrative	168	3,536	8,342

Total	$715	$6,843	$28,858

Schedule of Activity For Options Outstanding

A summary of the activity for our stock option changes and a summary of information related to options exercisable, vested, and expected to vest are presented below (in thousands, except per share and contractual life amounts and years):

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Contractual Life (years)	Aggregate Intrinsic Value
Balance—December 31, 2010	5,271	7,605	$0.07		8.7	$12
Additional shares authorized	2,858
Restricted stock awards and units granted	—	—	—
Option granted	(8,089)	8,089	$0.72	$0.44
Options exercised	—	(816)	$0.22			$547
Options canceled	167	(167)	$0.37

Balance—December 31, 2011	207	14,711	$0.42		8.6	$11,227
Additional shares authorized	16,308
Restricted stock awards and units granted	(2,335)
Repurchases	24
Option granted	(11,341)	11,341	1.92	$1.35
Options exercised	—	(7,472)	1.27			$6,682
Options canceled	1,244	(1,244)	1.06

Balance—December 31, 2012	4,107	17,336	0.98		8.3	$77,250
Additional shares authorized	20,413
Restricted stock awards and units granted	(1,949)
Restricted stock awards and units forfeited	173
Option granted	(13,182)	13,182	$9.57	$5.71
Options exercised	—	(6,222)	$0.88			$41,599
Options canceled	1,453	(1,453)	$3.60
Options assumed in acquisition	—	4,579	$5.93

Balance—December 31, 2013	11,015	27,422	$5.82		8.3	$1,036,224

Options vested and expected to vest—December 31, 2013		25,905	$5.64		8.2	$983,507

Options exercisable—December 31, 2013		8,673	$1.59		6.7	$364,420

Schedule of Options Outstanding by Exercise Price

Additional information regarding options outstanding as of December 31, 2013 is as follows (in thousands, except per share data and years):

	Options Outstanding			Options Exercisable
Exercise Price Range	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
$ 0.06 – $ 0.06	22	2.7	$0.06	22	$0.06
$ 0.07 – $ 0.07	3,045	6.2	$0.07	2,926	$0.07
$ 0.11 – $ 0.95	3,021	5.9	$0.55	2,392	$0.54
$ 1.06 – $ 1.65	3,695	7.9	$1.47	1,497	$1.45
$ 2.48 – $ 4.68	1,946	8.5	$3.03	553	$3.06
$ 5.44 – $ 5.44	3,664	8.9	$5.44	312	$5.44
$ 6.61 – $ 7.92	2,100	8.2	$7.03	970	$6.91
$ 7.93 – $ 7.93	3,633	9.3	$7.93	—	$7.93
$ 8.09 – $10.25	3,746	9.5	$9.59	—	$—
$13.00 – $13.00	1,756	9.6	$13.00	1	$13.00
$20.00 – $20.00	367	9.7	$20.00	—	$—
$38.33 – $38.86	328	9.9	$38.52	—	$—
$42.37 – $42.37	99	9.8	$42.37	—	$—

$ 0.06 – $42.37	27,422	8.3	$5.82	8,673	$1.59

Schedule of Activity for Restricted Stock

A summary of information related to restricted stock awards, restricted stock units and restricted common stock are presented below (in thousands, except per share data and years):

	Number of Shares
	In the Plans	Outside of the Plans	Weighted- Average Grant- Date Fair Value Per Share	Weighted- Average Contractual Life (years)	Aggregate Intrinsic Value
Unvested balance—December 31, 2010	—	—
Granted outside of the Plans	—	1,220	$0.47
Vested	—	—
Canceled/forfeited	—	—

Unvested balance—December 31, 2011	—	1,220
Granted	2,335		$2.31
Granted outside of the Plans	—	352	$5.44
Vested	(440)	(458)
Canceled/forfeited	—	—

Unvested balance—December 31, 2012	1,895	1,114
Granted	1,949	—	$31.59
Vested	(1,509)	(606)
Canceled/forfeited	(262)	—
Granted in connection with acquisitions	—	1,021	$37.65

Unvested balance—December 31, 2013	2,073	1,529		1.7	$157,108

Expected to vest—December 31, 2013	1,844	1,361		1.7	139,773